SHARE BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Sharebased compensation arrangement shares authorized	11,580,870
Sharebased compensation arrangement maximum number of shares available for grant	3,466,617
Stock options granted to consultants, fair value	$ 961,040	$ 309,446
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Sharebased compensation expense unrecognized	$ 2,468,497
Sharebased compensation expense, Recognition period	3 years
Weighted average grant date fair value of RSU granted	$ 3.15	$ 0
Sharebased compensation arrangement grant date fair value of restricted stock units awarded	$ 3,316,950	$ 0
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Sharebased compensation expense unrecognized	$ 2,852,968
Sharebased compensation expense, Recognition period	1 year 4 months 24 days
Weighted average grant date fair value of share options granted	$ 1.44	$ 3.07
Aggregate intrinsic value of share options exerised	$ 2,319,018	$ 152,700